Offerings - Offering: 1	Oct. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	90,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 90,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,830.00
Offering Note	The deferred compensation obligations being registered on this Registration Statement are unsecured obligations of Acuity Inc. (the "Registrant") to pay deferred compensation to eligible employees of the Registrant who participate in the Acuity Inc. 2005 Supplemental Deferred Savings Plan (the "Plan") in accordance with the terms of the Plan. The amount of deferred compensation obligations registered is based on an estimate of the amount of compensation participants may defer under the Plan and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act of 1933, as amended.